Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Apr. 30, 2026
Document Information Line Items
Entity Central Index Key	0001997201
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42182
Entity Registrant Name	PS INTERNATIONAL GROUP LTD.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Units 1703, 17/F
Entity Address, Address Line Two	First Group Centre
Entity Address, Address Line Three	23 Wang Chiu Road
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.0008 per share
Trading Symbol	PSIG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		15,376,572
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of PS International Group Ltd. and its subsidiaries (collectively the “Company”) as of December 31, 2024 and 2025, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity (deficit), and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31 , 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Units 1703, 17/F
Entity Address, Address Line Two	First Group Centre
Entity Address, Address Line Three	23 Wang Chiu Road
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Contact Personnel Name	Chunlin Tong
City Area Code	+852
Local Phone Number	2754-3320
Contact Personnel Email Address	Investor_relations@psi-groups.com
Entity Address, Postal Zip Code	00000